Research in Motion Limited and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 02, 2013
Schedule of Rates and Methods of Amortization

Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years
Furniture and fixtures	Declining balance at 20% per annum